Document and Entity Information Document	Jul. 23, 2025
Document and Entity Information [Abstract]
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Entity File Number	1-38681
Document Type	8-K
Document Period End Date	Jul. 23, 2025
Entity Registrant Name	NORTHWEST NATURAL HOLDING COMPANY
Entity Incorporation, State or Country Code	OR
Entity Tax Identification Number	82-4710680
Entity Address, Address Line One	250 S.W. Taylor Street
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97204
City Area Code	(503)
Local Phone Number	226-4211
Trading Symbol	NWN
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001733998
Amendment Flag	false
Current Fiscal Year End Date	--12-31